Note 8 - Borrowings (Detail) (USD $)	1 Months Ended
	Nov. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2009	Jan. 31, 2008	Sep. 30, 2007
Percentage of Assets Federal Home Loan Bank Advances Limit		25.00%
Securities Sold under Agreements to Repurchase		$ 25,000,000	$ 25,000,000		$ 30,000,000	$ 9,800,000
Assets Sold under Agreements to Repurchase, Interest Rate				3.56%	2.65%
Increase (Decrease) in Payables under Repurchase Agreements	5,000,000
Available-for-sale Securities Pledged as Collateral		29,900,000	32,200,000
Mortgage Loans Free of Other Pledges, Liens, and Encumbrances [Member]
Federal Home Loan Bank Percentage of Fair Value of Collateral		80.00%
Investment Securities Free of Other Pledges, Liens, and Encumbrances [Member]
Federal Home Loan Bank Percentage of Fair Value of Collateral		95.00%
Federal Home Loan Bank [Member]
Line of Credit Facility, Remaining Borrowing Capacity		64,600,000
Federal Reserve Bank Borrowings [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 30,900,000